Fees and Expenses	Aug. 31, 2024
Goldman Sachs Dynamic California Municipal Income ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangements for their specified terms). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Goldman Sachs Dynamic New York Municipal Income ETF
Prospectus [Line Items]
Other Expenses, New Fund, Based on Estimates [Text]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangements for their specified terms). Although your actual costs may be higher or lower, based on these assumptions your costs would be: